FINANCIAL ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current financial assets:	€ 6,775	€ 3,899
Trade receivables and other current assets (Note 8)	3,357	1,926
Cash and cash equivalents	53,800	94,900
Amortized Cost Debt Instruments [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:	68,325	104,669
Trade receivables and other current assets (Note 8)	7,742	5,862
Current financial assets	6,775	3,899
Current Financial Assets With Related Parties		76
Cash and cash equivalents	53,808	94,908
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Current financial assets:	68,325	104,513
Trade receivables and other current assets (Note 8)	7,742	5,706
Current financial assets	6,775	3,899
Current Financial Assets With Related Parties		76
Cash and cash equivalents	53,808	94,908
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:	68,325	104,513
Trade receivables and other current assets (Note 8)	7,742	5,706
Current financial assets	6,775	3,899
Current Financial Assets With Related Parties		76
Cash and cash equivalents	€ 53,808	€ 94,908